Investments - Schedule of Information About Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Current	$ 692,403	$ 566,200	$ 705,108
Non Current	134,347	138,846	$ 65,953
Total	826,750	705,046
Time deposits of no more than ninety days [member]
Disclosure of detailed information about investment property [line items]
Current	640,500	531,002
Non Current	60,000	65,000
Total	700,500	596,002
Bonds [member]
Disclosure of detailed information about investment property [line items]
Current	52,573	35,895
Non Current	74,634	74,367
Total	127,207	110,262
Time deposits and bonds [member]
Disclosure of detailed information about investment property [line items]
Current	693,073	566,897
Non Current	134,634	139,367
Total	827,707	706,264
Allowance for credit losses [member]
Disclosure of detailed information about investment property [line items]
Current	(670)	(697)
Non Current	(287)	(521)
Total	$ (957)	$ (1,218)